SHARE-BASED COMPENSATION - Share Incentive (Details) - shares	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2010	Dec. 31, 2025
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued		2,330,000
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares		1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares		2.50%
Extended term of the award (in years)	10 years
Number of shares to be granted after expiration			0
Expiry term of share options			10 years